Financial Instruments - Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion) (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative
Total	$ (23,132)	$ (26,889)	$ (29,466)
Depreciation expense [Member]
Derivative
Interest rate swaps	(122)	(117)	(42)
Interest and finance costs, net [Member]
Derivative
Interest rate swaps	$ (23,010)	$ (26,772)	$ (29,424)